UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8294

                       AllianceBernstein Exchange Reserves
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2003

                  Date of reporting period: September 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.



ALLIANCEBERNSTEIN EXCHANGE RESERVES


ANNUAL REPORT
SEPTEMBER 30, 2003

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT IN A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

STATEMENT OF NET ASSETS
September 30, 2003

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


Principal
Amount
(000)      Security                          Yield               Value
-----------------------------------------------------------------------
           COMMERCIAL PAPER-49.6%
           Amstel Funding Corp.
$  23,000  12/29/03 (a)                       1.05%       $ 22,940,296
           Barton Capital Corp.
   20,052  11/05/03 (a)                       1.07          20,031,140
           Caisse Nationale Des
           Caisses D'epargne
   22,000  10/07/03                           1.03          21,996,223
           Citigroup Global
           Markets Holdings, Inc.
    5,000  10/29/03                           1.06           4,995,878
           Clipper Receivables
           Corp.
   55,000  10/27/03 (a)                       1.06          54,957,895
           Concord Minutemen
           Capital Corp.
   15,000  10/22/03 (a)                       1.08          14,990,550
           Edison Asset
           Securitization
   18,000  12/04/03 (a)                       1.03          17,967,040
           General Electric Capital
           Corp.
    4,000  3/09/04                            1.10           3,980,444
           General Electric Capital
           Services, Inc.
   30,000  10/02/03                           1.25          29,998,958
           Giro Funding Corp.
   11,000  10/15/03 (a)                       1.03          10,995,594
           Goldman Sachs
           Group, LP
   19,000  11/20/03 MTN (a)                   1.02          18,973,083
           HBOS Treasury
           Services PLC
   28,000  10/01/03                           1.03          28,000,000
           HSBC Bank PLC
   25,000  11/10/03                           1.06          24,970,556
   20,000  12/15/03                           1.08          19,955,000
           ING Insurance
           Holdings, Inc.
   20,000  10/15/03                           1.03          19,991,989
           K2 LLC
   13,500  10/07/03 (a)                       1.03          13,497,682
   10,000  10/03/03 (a)                       1.03           9,999,428
           KBC Financial
           Products, Ltd.
   19,000  10/15/03                           1.03          18,992,390
           Landesbank Baden-
           Wurttemberg
   20,000  10/10/03                           1.02          19,994,900
           Montauk Funding Corp.
   23,000  10/16/03 (a)                       1.03          22,990,129
           Norddeutsche
           Landesbank
   25,000  10/14/03 (a)                       1.03          24,990,701
           Prudential PLC
   27,000  12/08/03                           1.07          26,945,430
           Scaldis Capital LLC
   20,000  10/08/03 (a)                       1.25          19,995,139
           UBS Finance, Inc.
   26,000  10/01/03 (a)                       1.11          26,000,000
                                                        --------------
           Total Commercial Paper
           (amortized cost
           $498,150,445)                                   498,150,445
                                                        --------------
           U.S. GOVERNMENT
           AGENCY
           OBLIGATIONS-36.6%
           Federal Home Loan
           Bank
   60,000  9/27/04 FRN                        1.01          59,976,171
   26,000  10/31/03                           1.06          25,977,033
   33,000  7/06/04                            1.23          33,000,000
   10,000  9/22/04                            1.43          10,000,000
           Federal Home Loan
           Mortgage Corp.
    3,500  12/31/03                           1.08           3,490,445
   20,000  11/13/03                           1.08          19,974,200
   25,000  10/31/03                           1.08          24,977,500
   12,000  8/20/04                            1.17          12,000,000
           Federal National
           Mortgage Association
   15,350  10/29/03                           1.05          15,337,464
    4,868  10/22/03                           1.05           4,865,019
   22,000  10/29/03                           1.06          21,981,862
    8,000  12/22/03                           1.07           7,980,502
   16,000  1/28/04                            1.08          15,941,293
   33,000  7/06/04                            1.11          33,000,000
   25,000  2/13/04                            1.13          24,894,063
    9,000  3/08/04                            1.14           8,954,685
   45,000  5/07/04                            1.38          45,000,000
                                                        --------------
           Total U.S. Government
           Agency Obligations
           (amortized cost
           $367,350,237)                                   367,350,237
                                                        --------------

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


Principal
Amount
(000)      Security                          Yield               Value
-----------------------------------------------------------------------

           CERTIFICATES OF
           DEPOSIT-10.4%
           Canadian Imperial
           Bank of Commerce
$  20,000  10/30/03 FRN                       1.04%     $   19,999,677
           Dexia CLF Finance Co.
   15,000  10/29/03                           1.07          15,000,000
           Landesbank Hessen
           Thueringen
   50,000  10/14/03                           1.04          50,000,090
           Nordea Bank Finland
           PLC
   19,000  12/15/03                           1.03          19,000,000
                                                        --------------
           Total Certificates
           of Deposit
           (amortized cost
           $103,999,767)                                   103,999,767
                                                        --------------
           CORPORATE
           OBLIGATIONS-3.4%
           American Express
           Credit Corp.
   14,000  12/17/03 FRN MTN (a)               1.17          14,002,377
           Centauri Corp.
   20,000  5/12/04 FRN MTN (a)                1.06          19,999,694
                                                        --------------
           Total Corporate
           Obligations
           (amortized cost
           $34,002,071)                                     34,002,071
                                                        --------------
           TOTAL
           INVESTMENTS-100.0%
           (amortized cost
           $1,003,502,520)                               1,003,502,520
           Other assets less
           liabilities-0.0%                                   (145,573)
                                                        --------------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           362,393,800 Class A shares;
           292,926,467 Class B shares;
           67,647,077 Class C shares
           and 280,411,925 Advisor
           Class shares outstanding)                    $1,003,356,947
                                                        ==============


(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, these securities amounted to $392,306,596 representing 39.1% of net assets.

     Glossary of Terms

     FRN   -   Floating Rate Note

     MTN   -   Medium Term Note

     See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended September 30, 2003

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                        $ 19,437,349
EXPENSES
  Advisory fee                                    $  3,600,672
  Distribution fee--Class A                          3,680,433
  Distribution fee--Class B                          3,700,126
  Distribution fee--Class C                            628,057
  Transfer agency                                    3,233,276
  Custodian                                            297,319
  Registration fees                                    231,797
  Printing                                             143,608
  Administrative                                       105,500
  Audit and legal                                       88,243
  Trustees' fees                                        27,500
  Miscellaneous                                         28,165
                                                  ------------
  Total expenses                                    15,764,696
  Less: expense offset arrangement (see Note B)         (1,426)
  Less: expenses waived (see Note C)                (1,797,804)
                                                  ------------
  Total expenses                                                    13,965,466
                                                                  ------------
  Net investment income                                              5,471,883
REALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                              53
                                                                  ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $  5,471,936
                                                                  ============


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


                                                 Year Ended       Year Ended
                                                September 30,    September 30,
                                                    2003             2002
                                                -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
  Net investment income                        $    5,471,883   $   12,220,358
  Net realized gain (loss) on investment
    transactions                                           53          (22,375)
                                               --------------   --------------
  Net increase in net assets from operations        5,471,936       12,197,983
DIVIDENDS AND DISRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                        (2,959,738)      (6,953,131)
    Class B                                          (403,696)      (1,835,886)
    Class C                                          (141,911)        (778,663)
    Advisor Class                                  (1,966,538)      (2,652,678)
  Net realized gain on investment transactions
    Class A                                                -0-         (26,738)
    Class B                                                -0-         (15,586)
    Class C                                                -0-          (3,921)
    Advisor Class                                          -0-          (4,289)
TRANSACTION IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease)                        (557,090,321)     326,818,738
                                               --------------   --------------
  Total increase (decrease)                      (557,090,268)     326,745,829
NET ASSETS
  Beginning of period                           1,560,447,215    1,233,701,386
                                               --------------   --------------
  End of period                                $1,003,356,947   $1,560,447,215
                                               ==============   ==============


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2003

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Exchange Reserves (the "Fund"), formerly AFD Exchange Reserves, is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund's investment objective is to provide maximum current income to the extent consistent with safety of principal and liquidity. The Fund offers, as described in the prospectus, Class A, Class B, Class C and Advisor Class shares. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its own distribution and transfer agency expenses and has exclusive voting rights with respect to its distribution plan.

Class A shares are sold for cash without an initial sales charge at the time of purchase. On cash purchases of $1,000,000 or more, however, a contingent deferred sales charge ("CDSC") equal to 1% of the lesser of net asset value at the time of redemption or original cost if redeemed within one year may be charged. Class A shares may be exchanged for Class A shares of other Alliance Mutual Funds, subject, in the case of Class A shares of the Fund that were purchased for cash, to any applicable initial sales charge at the time of exchange. Class A shares of the Fund also are offered in exchange for Class A shares of other Alliance Mutual Funds without any sales charge at the time of purchase, but on Class A shares that were received in exchange for Alliance Mutual Fund Class A shares that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more, a 1% CDSC may be assessed if shares of the Fund are redeemed within one year of the Alliance Mutual Fund Class A shares originally purchased for cash.

Class B shares are sold for cash, to the extent described in the prospectus, without an initial sales charge. However, a CDSC is charged if shares are redeemed within four years after purchase. The CDSC charge declines from 4% to zero depending on the period of time the shares are held. Class B shares purchased for cash will automatically convert to Class A shares after eight years. Class B shares may be exchanged, to the extent described in the prospectus, for Class B shares of other Alliance Mutual Funds. Class B shares also are offered in exchange, to the extent described in the prospectus, for Class B shares of other Alliance Mutual Funds without an initial sales charge. However, a CDSC may be charged if shares are redeemed within a certain number of years of the original purchase of Alliance Mutual Fund Class B shares. When redemption occurs, the applicable CDSC schedule is that which applied to the Alliance Mutual Fund Class B shares originally purchased for cash at the time of their purchase.

Class C shares are sold for cash or in exchange for Class C shares of another Alliance Mutual Fund without an initial sales charge at the time of purchase. Class C shares are subject to a CDSC of 1% on redemptions made within the first year after purchase. Class C shares do not convert to any other class of shares of the Fund. Class C shares may be exchanged for Class C shares of other Alliance Mutual Funds.

Advisor Class shares are sold for cash or in exchange for Advisor Class shares of another Alliance Mutual Fund without an initial sales charge or CDSC and are not subject to ongoing distribution expenses. Advisor Class shares are offered solely to investors participating in fee-based programs and to certain retirement plan accounts.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. VALUATION OF SECURITIES

Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


2. TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS

The Fund declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INCOME AND EXPENSES

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares. Advisor Class shares have no distribution fees.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .25% on the first $1.25 billion of average daily net assets; ..24% on the next $.25 billion; .23% on the next $.25 billion; .22% on the next $.25 billion; .21% on the next $1 billion; and .20% in excess of $3 billion. In addition to the advisory fee, the Fund also reimburses the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended September 30, 2003, such reimbursements totaled $105,500.

For the year ended September 30, 2003, the Fund's expenses were reduced by $1,426 under an expense offset arrangement with Alliance Global Investor Services, Inc. (AGIS).

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received $1,830,173, $1,794,460, and $76,870 in contingent deferred sales charges imposed upon redemption by shareholders of Class A, Class B, and Class C shares, respectively, for the year ended September 30, 2003.

The Fund compensates AGIS, a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $2,199,078 for the year ended September 30, 2003.

NOTE C: DISTRIBUTION SERVICES AGREEMENT

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B and Class C. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares, 1.00% of the average daily net assets attributable to Class B shares and .75% of the average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares. For the period ending September 30, 2003, the Distributor has agreed to waive a portion of the distribution fees in the amount of $602,986, $1,106,875 and $87,943 for the Class A, Class B and Class C shares, respectively.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At September 30, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At September 30, 2003, the Fund had a capital loss carryforward of $22,322, which expires 2010. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. During the year ended September 30, 2003 the Fund utilized $53 of the capital loss carryforward. The dividends paid by the Fund for the years ended September 30, 2003 and 2002 are deemed to be ordinary income for federal income tax purposes.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.001 par value) are authorized. At September 30, 2003, capital paid-in aggregated $1,003,379,269. Transactions, all at $1.00 per share, were as follows:

                                                           CLASS A
                                                ------------------------------
                                                 Year Ended       Year Ended
                                                September 30,    September 30,
                                                    2003             2002
                                                --------------  --------------
Shares sold                                     16,790,806,054  23,668,352,864
Shares issued on reinvestment of dividends
  and distributions                                  2,959,738       6,979,869
Shares converted from Class B                        4,416,210       9,897,868
Shares redeemed                                (17,221,881,973)(23,563,570,144)
                                                --------------  --------------
Net increase (decrease)                           (423,699,971)    121,660,457
                                                ==============  ==============

                                                           CLASS B
                                                ------------------------------
                                                 Year Ended       Year Ended
                                                September 30,    September 30,
                                                    2003             2002
                                                --------------  --------------
Shares sold                                        205,045,129     468,603,104
Shares issued on reinvestment of dividends
  and distributions                                    403,696       1,851,472
Shares converted to Class A                         (4,416,210)     (9,897,868)
Shares redeemed                                   (340,195,716)   (414,477,310)
                                                --------------  --------------
Net increase (decrease)                           (139,163,101)     46,079,398
                                                ==============  ==============

                                                           CLASS C
                                                ------------------------------
                                                 Year Ended       Year Ended
                                                September 30,    September 30,
                                                    2003             2002
                                                --------------  --------------
Shares sold                                        406,705,423     720,074,439
Shares issued on reinvestment of dividends
  and distributions                                    141,911         782,584
Shares redeemed                                   (447,562,375)   (725,867,766)
                                                --------------  --------------
Net decrease                                       (40,715,041)     (5,010,743)
                                                ==============  ==============

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________

                                                        ADVISOR CLASS
                                                ------------------------------
                                                  YEAR ENDED      YEAR ENDED
                                                 SEPTEMBER 30,   SEPTEMBER 30,
                                                     2003             2002
                                                --------------  --------------

Shares sold                                         74,601,750     205,254,790
Shares issued on reinvestment of dividends
  and distributions                                  1,966,538       2,656,967
Shares redeemed                                    (30,080,496)    (43,822,131)
                                                --------------  --------------
Net increase                                        46,487,792     164,089,626
                                                ==============  ==============


NOTE F: LEGAL PROCEEDINGS

Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, is currently under investigation by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that Alliance Capital provide information to them. Alliance Capital has been cooperating with all of these authorities and has been conducting its own internal investigation into these matters. In addition, Alliance Capital's Board of Directors authorized a special committee, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, to direct and oversee a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

On October 2, 2003, a putative class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Between October 3 and November 13, 2003, twenty-one additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants. All of these lawsuits seek an unspecified amount of damages.

Through November 14, 2003, Alliance Capital's internal investigation has revealed that Alliance Capital maintained relationships with certain investors who were permitted to engage in market timing trades in certain AllianceBernstein Mutual Funds in return for or in connection with making investments (which were not actively traded) in other Alliance Capital products, including hedge funds and mutual funds, for which Alliance Capital receives advisory fees ("Market Timing Relationships"). Alliance Capital believes that these Market Timing Relationships created conflicts of interest and that certain of the trades made pursuant to these relationships had an adverse effect on some shareholders of the AllianceBernstein Mutual Funds. These matters are the subject of the ongoing internal investigation by Alliance Capital.

As a result of Alliance Capital's involvement in market timing or for other reasons, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________

investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

Any resolution of Alliance Capital's involvement in market timing and the related SEC and NYAG investigations and private lawsuits is likely to include, but not be limited to, sanctions, penalties, appropriate restitution to mutual fund shareholders and structural changes in the governance of Alliance Capital's mutual fund business. Alliance Capital is committed to full restitution of the adverse effects that inappropriate market timing transactions allowed by Alliance Capital had on the shareholders of the AllianceBernstein Mutual Funds.

FINANCIAL HIGHLIGHTS

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                       CLASS A
                                         -----------------------------------------------------------------
                                                             YEAR ENDED SEPTEMBER 30,
                                         -----------------------------------------------------------------
                                             2003         2002         2001         2000         1999
                                         -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00
                                         -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0040(a)     .0100        .0414        .0511        .0408
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-
                                         -----------  -----------  -----------  -----------  -----------
Net increase in net asset value
  from operations                              .0040        .0100        .0414        .0511        .0408
                                         -----------  -----------  -----------  -----------  -----------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.0040)      (.0100)      (.0414)      (.0511)      (.0408)
Distributions from net realized gain
  on investment transactions                      -0-          -0-(b)       -0-          -0-          -0-
                                         -----------  -----------  -----------  -----------  -----------
Total dividends and distributions             (.0040)      (.0100)      (.0414)      (.0511)      (.0408)
                                         -----------  -----------  -----------  -----------  -----------
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00
                                         ===========  ===========  ===========  ===========  ===========
TOTAL RETURN
Total investment return based on net
  asset value (c)                                .37%        1.01%        4.23%        5.24%        4.16%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $362         $786         $664         $680         $290
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .95%         .97%         .96%         .99%         .99%
  Expenses, before waivers/reimbursements       1.03%         .97%         .96%         .99%         .99%
  Net investment income                          .40%(a)      .99%        4.09%        5.14%        4.06%


See footnote summary on page 13.

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                       CLASS B
                                         -----------------------------------------------------------------
                                                             YEAR ENDED SEPTEMBER 30,
                                         -----------------------------------------------------------------
                                             2003         2002         2001         2000         1999
                                         -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00
                                         -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0011(a)     .0051        .0364        .0461        .0357
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-
                                         -----------  -----------  -----------  -----------  -----------
Net increase in net asset value
  from operations                              .0011        .0051        .0364        .0461        .0357
                                         -----------  -----------  -----------  -----------  -----------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.0011)      (.0051)      (.0364)      (.0461)      (.0357)
Distributions from net realized gain
  on investment transactions                      -0-          -0-(b)       -0-          -0-          -0-
                                         -----------  -----------  -----------  -----------  -----------
Total dividends and distributions             (.0011)      (.0051)      (.0364)      (.0461)      (.0357)
                                         -----------  -----------  -----------  -----------  -----------
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00
                                         ===========  ===========  ===========  ===========  ===========
TOTAL RETURN
Total investment return based on net
  asset value (c)                                .10%        0.51%        3.71%        4.72%        3.64%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $293         $432         $386         $169         $267
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.24%        1.48%        1.47%        1.50%        1.50%
  Expenses, before waivers/reimbursements       1.54%        1.48%        1.47%        1.50%        1.50%
  Net investment income                          .11%(a)      .51%        3.43%        4.54%        3.57%



See footnote summary on page 13.

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                        CLASS C
                                            -----------------------------------------------------------------
                                                             YEAR ENDED SEPTEMBER 30,
                                            -----------------------------------------------------------------
                                             2003         2002         2001         2000         1999
                                         -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00
                                         -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0017(a)     .0075        .0389        .0486        .0383
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-
                                         -----------  -----------  -----------  -----------  -----------
Net increase in net asset value
   from operations                             .0017        .0075        .0389        .0486        .0383
                                         -----------  -----------  -----------  -----------  -----------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.0017)      (.0075)      (.0389)      (.0486)      (.0383)
Distributions from net realized
  gain on investment transactions                 -0-          -0-(b)       -0-          -0-          -0-
                                         -----------  -----------  -----------  -----------  -----------
Total dividends and distributions             (.0017)      (.0075)      (.0389)      (.0486)      (.0383)
                                         -----------  -----------  -----------  -----------  -----------
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00
                                         ===========  ===========  ===========  ===========  ===========
TOTAL RETURN
Total investment return based on net
  asset value (c)                                .15%        0.76%        3.97%        4.98%        3.90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $68         $108         $113         $129         $128
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.18%        1.22%        1.22%        1.24%        1.24%
  Expenses, before waivers/reimbursements       1.29%        1.22%        1.22%        1.24%        1.24%
  Net investment income                          .17%(a)      .77%        3.85%        4.85%        3.86%


See footnote summary on page 13.

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 ADVISOR CLASS
                                         -----------------------------------------------------------------
                                                             YEAR ENDED SEPTEMBER 30,
                                          -----------------------------------------------------------------
                                            2003         2002         2001         2000         1999
                                         -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00
                                         -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0076        .0150        .0464        .0561        .0458
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-
                                         -----------  -----------  -----------  -----------  -----------
Net increase in net asset value
  from operations                              .0076        .0150        .0464        .0561        .0458
                                         -----------  -----------  -----------  -----------  -----------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.0076)      (.0150)      (.0464)      (.0561)      (.0458)
Distributions from net realized gain
  on investment transactions                      -0-          -0-(b)       -0-          -0-          -0-
                                         -----------  -----------  -----------  -----------  -----------
Total dividends and distributions             (.0076)      (.0150)      (.0464)      (.0561)      (.0458)
                                         -----------  -----------  -----------  -----------  -----------
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00
                                         ===========  ===========  ===========  ===========  ===========
TOTAL RETURN
Total investment return based on net
  asset value (c)                                .78%        1.51%        4.75%        5.77%        4.68%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in thousands)  $280,406     $233,919      $69,835       $1,787      $11,576
  Ratio of expenses to average net assets        .55%         .48%         .47%         .47%         .49%
  Net investment income                          .76%        1.39%        3.76%        5.53%        4.57%



(a)  Net of fees waived and expenses reimbursed.
(b)  Amount is less than $0.0001.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deuction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT AUDITORS

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ALLIANCEBERNSTEIN EXCHANGE RESERVES

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Exchange Reserves, formerly AFD Exchange Reserves, (the "Fund") at September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
November 25, 2003

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________

ALLIANCEBERNSTEIN EXCHANGE RESERVES
1345 Avenue of the Americas
New York, NY 10105
Toll-free (800) 221-5672


TRUSTEES
WILLIAM H. FOULK, JR. (1), CHAIRMAN
MARC O. MAYER, PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)


OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
JOHN J. KELLEY, SENIOR VICE PRESIDENT
RAYMOND J. PAPERA, SENIOR VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT

MARIA R. CONA, VICE PRESIDENT
JOSEPH C. DONA, VICE PRESIDENT
MARK D. GERSTEN, TREASURER AND CHIEF FINANCIAL OFFICER
THOMAS R. MANLEY, CONTROLLER


CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. BOX 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036

TRANSFER AGENT
ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free 1-(800) 221-5672

DISTRIBUTOR
ALLIANCEBERNSTEIN INVESTMENT
RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105



(1)  MEMBER OF THE AUDIT COMMITTEE.

MANAGEMENT OF THE FUND

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


BOARD OF TRUSTEES INFORMATION
The business and affairs of the Fund are managed under the direction of the Board of Trustees. Certain information concerning the Fund's Trustees is set forth below.

                                                                       PORTFOLIOS
                                                                         IN FUND        OTHER
  NAME, ADDRESS,                                  PRINCIPAL              COMPLEX    DIRECTORSHIPS
 AGE OF TRUSTEE                                  OCCUPATION(S)         OVERSEEN BY     HELD BY
(YEARS OF SERVICE*)                          DURING PAST 5 YEARS         TRUSTEE       TRUSTEE
--------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES
William H. Foulk, Jr., #+, 71  Investment Adviser and Independent           113          None
2 Sound View Drive             Consultant. Formerly Senior Manager of
Suite 100                      Barrett Associates, Inc., a registered
Greenwich, CT 06830            investment adviser, with which he had been
(9)                            associated since prior to 1998. Formerly
CHAIRMAN OF THE BOARD          Deputy Comptroller and Chief Investment
                               Officer of the State of New York and, prior
                               thereto, Chief Investment Officer of the
                               New York Bank for Savings.

Ruth Block, #+, 73             Formerly Executive Vice President and         96          None
500 SE Mizner Blvd.            Chief Insurance Officer of The Equitable
Boca Raton, FL 33432           Life Assurance Society of the United States;
(9)                            Chairman and Chief Executive Officer of
                               Evlico; Director of Avon, BP (oil and gas),
                               Ecolab Incorporated (specialty chemicals),
                               Tandem Financial Group and Donaldson,
                               Lufkin & Jenrette Securities Corporation;
                               former Governor at Large National
                               Association of Securities Dealers, Inc.

David H. Dievler, #+, 74       Independent Consultant. Until December        100        None
P.O. Box 167                   1994, Senior Vice President of Alliance
Spring Lake, NJ 07762          Capital Management Corporation ("ACMC")
(9)                            responsible for mutual fund administration.
                               Prior to joining ACMC in 1984, Chief
                               Financial Officer of Eberstadt Asset
                               Management since 1968. Prior to that, Senior
                               Manager at Price Waterhouse & Co. Member
                               of the American Institute of Certified Public
                               Accountants since 1953.

John H. Dobkin, #+, 61         Consultant. Formerly President of Save         98       None
P.O. Box 12                    Venice, Inc. (preservation organization)
Annandale, NY 12504            from 2001-2002, Senior Advisor from June
(9)                            1999-June 2000 and President of Historic
                               Hudson Valley (historic  preservation) from
                               December 1989-May 1999. Previously,
                               Director of the National Academy of Design
                               and during 1988-1992, Director and Chairman
                               of the Audit Committee of ACMC.

                                         16

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________

                                                                       PORTFOLIOS
                                                                         IN FUND        OTHER
  NAME, ADDRESS,                                  PRINCIPAL              COMPLEX    DIRECTORSHIPS
 AGE OF TRUSTEE                                  OCCUPATION(S)         OVERSEEN BY     HELD BY
(YEARS OF SERVICE*)                          DURING PAST 5 YEARS         TRUSTEE       TRUSTEE
--------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES (CONTINUED)
Clifford L. Michel, #+, 64   Senior Counsel of the law firm of Cahill          97  Placer Dome, Inc.
15 St. Bernard's Road        Gordon & Reindel since February 2001 and a
Gladstone, NJ 07934          partner of that firm for more than twenty-five
(9)                          years prior thereto. President and Chief
                             Executive Officer of Wenonah Development
                             Company (investments) and a Director of
                             Placer Dome, Inc. (mining).

Donald J. Robinson, #+, 69   Senior Counsel to the law firm of Orrick,        96        None
98 Hell's Peak Road          Herrington & Sutcliffe LLP since prior to
Weston, VT 05161             1998. Formerly a senior partner and a member
(7)                          of the Executive Committee of that firm.
                             He was also a member and Chairman of the
                             Municipal Securities Rulemaking Board
                             and a Trustee of the Museum of the City
                             of New York.

INTERESTED TRUSTEE
Marc O.Mayer++, 46           Executive Vice President of ACMC since          68         None
1345 Avenue of the Americas, 2001; prior thereto, Chief Executive Officer
New York, NY 10105           of Sanford C. Bernstein & Co., LLC and its
(1 month)                    predecessor since prior to 1998.


*    There is no stated term of office for the Fund's trustees.
#    Member of the Audit Committee.
+    Member of the Nominating Committee.
++ Mr. Mayer is an "interested trustee", as defined in the 1940 Act, due to his position as Executive Vice President of ACMC.

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


OFFICER INFORMATION
Certain information concerning the Fund's Officers is listed below.

  NAME, ADDRESS*               POSITION(S) HELD                            PRINCIPAL OCCUPATION DURING
     AND AGE                      WITH FUND                                       PAST 5 YEARS**
-----------------------------------------------------------------------------------------------------------------
Marc O.Mayer, 46               President               See biography above.

Kathleen A. Corbet, 43         Senior Vice President   Executive Vice President of Alliance Capital Management
                                                       Corporation ("ACMC")** with which she has been associated
                                                       since prior to 1998.

John J. Kelley , 43            Senior Vice President   Senior Vice President of ACMC** with which he has been
                                                       associated since prior to 1998.

Raymond J. Papera, 47          Senior Vice President   Senior Vice President of ACMC** with which he has been
                                                       associated since prior to 1998.

John F. Chiodi, Jr., 37        Vice President          Vice President of ACMC** with which he has been
                                                       associated since prior to 1998.

Maria R. Cona, 48              Vice President          Vice President of ACMC** with which she has been
                                                       associated since prior to 1998.

Joseph C. Dona, 42             Vice President          Vice President of ACMC** with which he has been
                                                       associated since prior to 1998.

Mark D. Gersten, 53            Treasurer and Chief     Senior Vice President of Alliance Global Investor
                               Financial Officer       Services, Inc. ("AGIS")** and Vice President of
                                                       AllianceBernstein Investment Research and Management,
                                                       Inc. ("ABIRM")** with which he has been associated since
                                                       prior to 1998.

Thomas R. Manley, 52           Controller              Vice President of ACMC** with which he has been
                                                       associated since prior to 1998.

* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.
** ACMC, ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Trustees and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

THE ALLIANCEBERNSTEIN
FAMILY OF MUTUAL FUNDS

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


WEALTH STRATEGIES FUNDS
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

BLENDED STYLE SERIES
U.S. Large Cap Portfolio

GROWTH FUNDS

DOMESTIC
Growth Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund#
Technology Fund

GLOBAL & INTERNATIONAL
All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

SELECT INVESTOR SERIES
Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

VALUE FUNDS

DOMESTIC
Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

GLOBAL & INTERNATIONAL
Global Value Fund
International Value Fund

TAXABLE BOND FUNDS
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

MUNICIPAL BOND FUNDS
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Pennsylvania
Virginia

INTERMEDIATE MUNICIPAL BOND FUNDS
Intermediate California
Intermediate Diversified
Intermediate New York

CLOSED-END FUNDS
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.

** Formerly Conservative Investors Fund.

#  Quasar Fund changed its name to Small Cap Growth Fund on 11/3/03.

## An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

AFDAR0903

ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors David H. Dievler and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT
         -----------      ----------------------
         10(a)(1)         Code of ethics that is subject to the disclosure of
                          Item 2 hereof

         10(b)(1) Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         10(b)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         10(c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  AllianceBernstein Exchange Reserves

By:      /s/ Marc O. Mayer
         -----------------------------------
         Marc O. Mayer
         President

Date: November 25, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         -------------------------------
         Marc O. Mayer
         President

Date: November 25, 2003

By:      /s/ Mark D. Gersten
         ------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date: November 25, 2003